35. Related-party transactions	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Related-party transactions

•             The following transactions were carried out with related parties:

a.	Income

Company	Concept	12.31.18	12.31.17	12.31.16

CYCSA	Other income	-	-	17,686
PESA	Impact study	149	-	-
	Electrical assembly service	11,161	4,263	-
SACDE	Reimbursement expenses	32,993	-	-
Transener	Reimbursement expenses		-	369
Transba	Reimbursement expenses	-	-	553
		44,303	4,263	18,608

b.	Expense

Company	Concept	12.31.18	12.31.17	12.31.16

PESA	Technical advisory services on financial matters	(86,098)	(60,944)	(67,642)
SACME	Operation and oversight of the electric power transmission system	(81,698)	(68,960)	(65,298)
Salaverri, Dellatorre, Burgio y Wetzler Malbran	Legal fees	-	(876)	(6,365)
PYSSA	Financial and granting of loan services to customers	-	-	(39)
OSV	Hiring life insurance for staff	(19,521)	(18,965)	(11,474)
ABELOVICH, POLANO & ASOC.	Legal fees	(1,310)	(712)	-
		(188,627)	(150,457)	(149,891)

c.	Key Management personnel’s remuneration

	12.31.18	12.31.17	12.31.16
Salaries	194,040	250,646	229,206
	194,040	250,646	229,206

•             The balances with related parties are as follow:

d.	Receivables and payables

	12.31.18	12.31.17
Other receivables - Non current
SACME	4,662	8,015
	4,662	8,015

Other receivables - Current
SACME	766	1131
PESA	1,180	483
	1,946	1,614

The other receivables with related parties are not secured and do not accrue interest. No allowances have been recorded for these concepts in any of the periods covered by these financial statements.

According to IAS 24, paragraphs 25 and 26, the Company applies the exemption from the disclosure requirement of transactions with related parties when the counterpart is a governmental agency that has control, joint control or significant influence. As of December 31, 2018, the ANSES holds Corporate Notes of the Company due in 2022 for $ 752 million (U.S.$. 20 million nominal value).

The agreements with related parties that were in effect throughout fiscal year 2018 are detailed below:

(a) Agreement with SACME

In the framework of the regulation of the Argentine electric power sector established by Law No. 24,065 and SEE Resolution No. 61/92, and after the awarding of the distribution areas of the city and metropolitan area of Buenos Aires to edenor and Edesur S.A., the bidding terms and conditions of the privatization provided that both companies were required to organize SACME to operate the electric power supervision and control center of the transmission and sub-transmission system that feeds the market areas transferred to those companies. For such purpose, on September 18, 1992 SACME was organized by edenor and Edesur S.A.

The purpose of this company is to manage, supervise and control the operation of both the electric power generation, transmission and sub-transmission system in the City of Buenos Aires and the Buenos Aires metropolitan area and the interconnections with the Argentine Interconnection System, to represent Distribution Companies in the operational management before CAMMESA, and, in general, to carry out the necessary actions for the proper development of its activities.

The share capital of SACME is divided into 12,000 common, registered non-endorsable shares, of which 6,000 Class I shares are owned by edenor and 6,000 Class II shares are owned by Edesur S.A.

The operating costs borne by the Company during fiscal year 2018 amounted to $ 81.6 million.

(b) Agreement with EASA

The agreement stipulates the provision to the Company of technical advisory services on financial matters for a term of five years to commence as from September 19, 2015. The term of the agreement will be extended if so agreed by the parties. In consideration of these services, the Company pays PESA an annual amount of U.S.$. 2.5 million. Any of the parties may terminate the agreement at any time by giving 60 days’ notice, without having to comply with any further obligations or paying any indemnification to the other party.

Due to the merger process of EASA and its parent IEASA with and into CTLL, and, in turn, of CTLL with and into PESA, the amount stipulated in the agreement in consideration of the services will be paid to the acquiring and surviving company/companies of EASA.

(c) Orígenes Seguros de Vida

In the framework of the process for the taking out of the mandatory life insurance for its personnel, the Company invited different insurance companies to submit their proposals. After having been analyzed, the one submitted by OSV was selected as the best proposal. This transaction was approved by the Company’s Board of Directors at the Board meeting held on March 7, 2018, with the Auditing Committee’s prior favorable opinion.

The operating costs borne by the Company in fiscal year 2018 amounted to $ 19.5 million.

(d) Fidus Sociedad de Garantía Recíproca

The Company’s Board of Directors, at its meeting of December 4, 2018, approved the making of a contribution of funds to Fidus SGR for a sum of $ 25.0 million, in the capacity as protector partner and with the scope set forth in Law No. 24,467. In this manner, the Company expects to strengthen the relationship with its suppliers by giving them the possibility of facilitating an improvement in financing conditions.

(e) SACDE

Throughout 2018, due to the agreement entered into by and between the Federal Government and SACDE for the construction of the Presidente Perón highway’s extension, the Company received from SACDE requests for moving certain facilities owned by the Company located in some specific places of the referred to highway’s path. As stipulated in edenor’s Concession Agreement, the entire cost of the removals in question is to be borne by the requesting party; therefore, the Projects and Permits Area of the Company’s Operations Department prepared the respective works budgets in accordance with the Price List in effect, with the related percentages for contingencies and edenor’s fee for the Project, works oversight and associated electric operations, in addition to the estimated time period for the completion of the works. Given that SACDE is a related party under the terms of the Law on Capital Markets, the aforementioned works contracts were approved by the Board of Directors at the Board meetings held on April 25, 2018 and January 30, 2019.

The ultimate controlling company of edenor is PESA.